Financial Instruments - Risk Management (Tables)	12 Months Ended
Oct. 31, 2018
Summary of Credit Risk Exposures

As at October 31 ($ millions)	2018				2017
	Exposure at default(1)
Category	Drawn(2)	Undrawn commitments	Other exposures(3)	Total	Total
By counterparty type
Non-retail
AIRB portfolio
Corporate	$146,324	$83,885	$77,751	$307,960	$285,191
Bank	22,680	2,146	16,676	41,502	40,903
Sovereign	188,480	768	6,854	196,102	195,429
	357,484	86,799	101,281	545,564	521,523
Standardized portfolio
Corporate	59,018	5,313	3,802	68,133	59,164
Bank	3,208	160	143	3,511	2,619
Sovereign	5,299	31	6	5,336	6,337
	67,525	5,504	3,951	76,980	68,120
Total non-retail	$425,009	$92,303	$105,232	$622,544	$589,643
Retail
AIRB portfolio
Real estate secured	143,475	17,864	–	161,339	143,160
Qualifying revolving	17,337	28,550	–	45,887	44,384
Other retail	31,176	1,671	–	32,847	31,672
	$191,988	$48,085	$–	$240,073	$219,216
Standardized portfolio
Real estate secured	44,517	–	–	44,517	34,002
Other retail	42,100	–	–	42,100	35,552
	86,617	–	–	86,617	69,554
Total retail	$278,605	$48,085	$–	$326,690	$288,770
Total	$703,614	$140,388	$105,232	$949,234	$878,413
By geography(4)
Canada	$394,279	$89,776	$37,748	$521,803	$502,224
United States	102,265	33,103	42,771	178,139	157,386
Chile	47,048	1,038	5,066	53,152	27,190
Mexico	29,344	1,339	2,611	33,294	30,528
Peru	23,997	1,506	2,992	28,495	28,733
Colombia	12,729	486	434	13,649	10,859
Other International
Europe	25,357	7,041	10,215	42,613	43,030
Caribbean	35,716	1,676	910	38,302	39,358
Latin America (other)	10,232	909	227	11,368	9,035
All other	22,647	3,514	2,258	28,419	30,070
Total	$703,614	$140,388	$105,232	$949,234	$878,413

(1)	Exposure at default is presented after credit risk mitigation. Exposures exclude equity securities and other assets.
(2)

Non-retail drawn includes loans, acceptances, deposits with financial institutions and FVOCI debt securities. Retail drawn includes residential mortgages, credit cards, lines of credit, and other personal loans.

(3)

Non-retail other exposures include off-balance sheet lending instruments such as letters of credit, letters of guarantees, securitizations including nil first loss protection (2017 – nil), derivatives and repo-style transactions (reverse repurchase agreements, repurchase agreements, securities lending and securities borrowing), net of related collateral. Not applicable for retail exposures.

(4)	Geographic segmentation is based upon the location of the ultimate risk of the credit exposure.

Summary of Subject to Market and Credit Risk With a Reconcilation

The table below provides mapping of on-balance sheet asset categories that are included in the various Basel III exposure categories as presented in the credit risk exposure summary table of these consolidated financial statements. In addition, it also provides other exposures which are subject to market risk and/or other assets which are not subject to market and credit risk with a reconciliation to the Consolidated Statement of Financial Position. The credit risk exposures on certain assets such as cash, precious metals, investment securities (equities) and other assets are not included on the credit risk exposure summary table. Also excluded from the credit risk exposures are certain trading assets and all assets of the Bank’s insurance subsidiaries.

	Credit Risk Exposures						Other Exposures
	Drawn		Other Exposures				Market Risk Exposures
As at October 31, 2018 ($ millions)	Non-retail	Retail	Securitization	Repo-style Transactions	OTC Derivatives	Equity	Also subject to Credit Risk		All Other(1)	Total
Cash and deposits with financial institutions	$58,728	$–	$–	$–	$–	$–	$–	$–	$3,541	$62,269
Precious metals	–	–	–	–	–	–	–	3,191	–	3,191
Trading assets
Securities	24	–	–	–	–	–	–	85,450	–	85,474
Loans	7,183	12	–	–	–	–	6,606	7,139	–	14,334
Other	–	–	–	–	–	–	–	454	–	454
Financial assets designated at fair value through profit or loss	12	–	–	–	–	–	–	–	–	12
Securities purchased under resale agreements and securities borrowed	–	–	–	104,010	–	–	–	–	8	104,018
Derivative financial instruments	–	–	–	–	37,558	–	33,937	–	–	37,558
Investment securities	75,837	–	–	–	–	1,754	–	–	805	78,396
Loans:
Residential mortgages(2)	86,417	166,752	–	–	–	–	–	–	188	253,357
Personal loans	–	94,392	1,613	–	–	–	–	–	14	96,019
Credit cards	–	14,331	687	–	–	–	–	–	1,467	16,485
Business & government	180,164	3,193	7,748	–	–	–	–	–	(67)	191,038
Allowances for credit losses(3)	(560)	(786)	–	–	–	–	–	–	(3,719)	(5,065)
Customers’ liability under acceptances	16,338	–	–	–	–	–	–	–	(9)	16,329
Property and equipment	–	–	–	–	–	–	–	–	2,684	2,684
Investment in associates	–	–	–	–	–	–	–	–	4,850	4,850
Goodwill and other intangibles assets	–	–	–	–	–	–	–	–	17,719	17,719
Other (including Deferred tax assets)	866	711	–	–	–	–	–	–	17,794	19,371
Total	$425,009	$278,605	$10,048	$104,010	$37,558	$1,754	$40,543	$96,234	$45,275	$998,493

(1)	Includes the Bank’s insurance subsidiaries’ assets and all other assets which are not subject to credit and market risks.
(2)	Includes $82.2 billion in mortgages guaranteed by Canada Mortgage Housing Corporation including 90% of privately insured mortgages.
(3)	Amounts for AIRB exposures are reported gross of allowances and amounts for standardized exposures are reported net of allowances.

	Credit Risk Exposures						Other Exposures
	Drawn		Other Exposures				Market Risk Exposures
As at October 31, 2017 ($ millions)	Non-retail	Retail	Securitization	Repo-style Transactions	OTC Derivatives	Equity	Also subject to Credit Risk		All Other(1)	Total
Cash and deposits with financial institutions	$57,104	$–	$–	$–	$–	$–	$–	$–	$2,559	$59,663
Precious metals	–	–	–	–	–	–	–	5,717	–	5,717
Trading assets
Securities	–	–	–	–	–	–	–	78,652	–	78,652
Loans	9,087	–	–	–	–	–	9,087	8,225	–	17,312
Other	–	–	–	–	–	–	–	2,500	–	2,500
Financial assets designated at fair value through profit or loss	13	–	–	–	–	–	–	–	–	13
Securities purchased under resale agreements and securities borrowed	–	–	–	95,319	–	–	–	–	–	95,319
Derivative financial instruments	–	–	–	–	35,364	–	30,648	–	–	35,364
Investment securities	67,255	–	–	–	–	1,281	–	–	733	69,269
Loans:
Residential mortgages(2)	95,692	141,066	–	–	–	–	–	–	158	236,916
Personal loans(3)	–	87,892	1,314	–	–	–	–	–	21	89,227
Credit cards(3)	–	12,289	724	–	–	–	–	–	1,091	14,104
Business & government	158,510	2,878	7,032	–	–	–	–	–	29	168,449
Allowances for credit losses(4)	(649)	–	–	–	–	–	–	–	(3,678)	(4,327)
Customers’ liability under acceptances	13,560	–	–	–	–	–	–	–	–	13,560
Property and equipment	–	–	–	–	–	–	–	–	2,381	2,381
Investment in associates	–	–	–	–	–	–	–	–	4,586	4,586
Goodwill and other intangibles assets	–	–	–	–	–	–	–	–	12,106	12,106
Other (including Deferred tax assets)	1,805	545	–	–	–	–	–	–	12,112	14,462
Total	$402,377	$244,670	$9,070	$95,319	$35,364	$1,281	$39,735	$95,094	$32,098	$915,273

(1)	Includes the Bank’s insurance subsidiaries’ assets and all other assets which are not subject to credit and market risks.
(2)	Includes $91.7 billion in mortgages guaranteed by Canada Mortgage Housing Corporation including 90% of privately insured mortgages.
(3)	Restated to reflect the current period presentation.
(4)	Amounts for AIRB exposures are reported gross of allowances and amounts for standardized exposures are reported net of allowances.

Summary of Cross Referencing of Internal Ratings to External Ratings

The following table cross references the Bank’s internal borrower grades with equivalent ratings categories utilized by external rating agencies:

Cross referencing of internal ratings to external ratings(1)
Equivalent External Rating
S&P	Moody’s	DBRS	Internal Grade	Internal Grade Code	PD Range(2)
AAA to AA+	Aaa to Aa1	AAA to AA (high)		99 – 98	0.0000% – 0.0448%
AA to A+	Aa2 to A1	AA to A (high)		95	0.0448% – 0.1304%
A to A-	A2 to A3	A to A (low)	Investment grade	90	0.0552% – 0.1402%
BBB+	Baa1	BBB (high)		87	0.0876% – 0.2187%
BBB	Baa2	BBB		85	0.1251% – 0.3176%
BBB-	Baa3	BBB (low)		83	0.1788% – 0.4610%
BB+	Ba1	BB (high)		80	0.2886% – 0.5134%
BB	Ba2	BB		77	0.4658% – 0.5716%
BB-	Ba3	BB (low)	Non-Investment grade	75	0.5716% – 0.7518%
B+	B1	B (high)		73	0.7518% – 1.4444%
B to B-	B2 to B3	B to B (low)		70	1.4444% – 2.7749%
CCC+	Caa1	–		65	2.7749% – 10.1814%
CCC	Caa2	–	Watch list	60	10.1814% – 19.4452%
CCC- to CC	Caa3 to Ca	–		40	19.4452% – 35.4088%
–	–	–		30	35.4088% – 59.5053%
Default			Default	21	100%

(1)	Applies to non-retail portfolio.
(2)	PD ranges overlap across IG codes as the Bank utilizes two risk rating systems for its AIRB portfolios, and each risk rating system has its own separate IG to PD mapping.

Summary of Interest Rate Sensitivity

Based on the Bank’s interest rate positions, the following table shows the pro-forma after-tax impact on the Bank’s net interest income over the next twelve months and economic value of shareholders’ equity of an immediate and sustained 100 basis point increase and decrease in interest rates across major currencies as defined by the Bank.

As at October 31 ($ millions)	2018						2017
	Net income			Economic value of equity
	Canadian dollar	Other currencies	Total	Canadian dollar	Other currencies	Total	Net income	Economic value of equity
100 bp increase	$(181)	$76	$(105)	$(458)	$(412)	$(870)	$64	$(354)
100 bp decrease	$177	$(76)	$101	$291	$506	$797	$(67)	$183

Summary of VaR by Risk Factor

The table below shows the Bank’s VaR by risk factor:

		For the year ended October 31, 2018
($ millions)	As at October 31, 2018	Average	High	Low	As at October 31, 2017
Credit spread plus interest rate	$11.0	$11.6	$17.8	$6.9	$10.1
Credit spread	6.2	7.8	12.2	4.8	6.9
Interest rate	7.7	9.5	17.2	4.3	8.4
Equities	5.8	3.0	15.5	1.2	3.2
Foreign exchange	2.8	3.3	5.8	1.1	2.9
Commodities	1.7	1.6	2.1	1.0	1.3
Debt specific	3.6	3.4	4.2	2.6	3.3
Diversification effect	(11.7)	(10.0)	n/a	n/a	(10.3)
All-Bank VaR	$13.2	$12.9	$18.4	$8.6	$10.6
All-Bank stressed VaR	$44.6	$42.7	$59.0	$26.3	$34.7

Summary of Market Risk Capital Requirements

Below are the market risk capital requirements as at October 31, 2018.

($ millions)
All-Bank VaR	$124
All-Bank stressed VaR	419
Incremental risk charge	95
Standardized approach	31
Total market risk capital	$669	(1)

(1)	Equates to $8,357 million of risk-weighted assets (2017 – $7,839 million).

Non retail [member] | AIRB portfolio [member]
Summary of Credit Risk Exposures

The credit quality of the non-retail AIRB portfolio, expressed in terms of risk categories of borrower internal grades is shown in the table below:

		2018				2017
		Exposure at Default(1)
As at October 31 ($ millions) Category of internal grades	IG Code	Drawn	Undrawn commitments	Other exposures(2)	Total	Total
Investment grade	99 – 98	$77,598	$2,758	$17,456	$97,812	$91,159
	95	35,694	9,315	19,661	64,670	53,618
	90	25,281	15,394	25,234	65,909	61,508
	87	21,318	13,714	12,513	47,545	44,533
	85	21,472	12,861	9,992	44,325	40,478
	83	22,544	13,230	7,054	42,828	41,600
Non-Investment grade	80	26,618	10,019	2,993	39,630	36,235
	77	20,005	4,944	1,945	26,894	23,058
	75	13,267	2,717	3,296	19,280	20,418
	73	5,905	1,049	566	7,520	7,271
	70	2,157	432	228	2,817	3,758
Watch list	65	892	105	146	1,143	2,167
	60	936	90	78	1,104	761
	40	526	41	9	576	1,311
	30	141	–	–	141	159
Default	21	938	130	110	1,178	1,752
Total		$275,292	$86,799	$101,281	$463,372	$429,786
Government guaranteed residential mortgages(3)		82,192	–	–	82,192	91,737
Total		$357,484	$86,799	$101,281	$545,564	$521,523

(1)	After credit risk mitigation.
(2)

Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, excluding nil first loss protection (2017 – nil), derivatives and repo-style transactions (reverse repurchase agreements, repurchase agreements and securities lending and borrowing), net of related collateral.

(3)	These exposures are classified as sovereign exposures and are included in the non-retail category.

Retail [member] | AIRB portfolio [member]
Summary of Risk Categories of Borrower by Probability Of default

The data in the table below provides a distribution of the retail AIRB exposure within each PD range by asset class:

As at October 31 ($ millions)	2018						2017
	Exposure at default(1)
		Real estate secured
Category of (PD) grades	PD range	Mortgages	HELOC	Qualifying revolving	Other retail	Total	Total
Exceptionally Low	0.0000% – 0.0499%	$ –	$–	$11,657	$498	$12,155	$16,026
Very Low	0.0500% – 0.1999%	41,146	32,079	9,348	6,971	89,544	80,507
Low	0.2000% – 0.9999%	73,094	5,130	12,091	16,721	107,036	94,081
Medium Low	1.0000% – 2.9999%	6,494	1,068	7,893	5,123	20,578	17,070
Medium	3.0000% – 9.9999%	738	310	3,594	2,569	7,211	8,583
High	10.0000% – 19.9999%	345	185	354	486	1,370	889
Extremely High	20.0000% – 99.9999%	416	69	803	303	1,591	1,453
Default	100%	195	70	147	176	588	607
Total		$ 122,428	$38,911	$45,887	$32,847	$240,073	$219,216

(1)	After credit risk mitigation.